Investments - Summary of Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about investment property [line items]
Non-current investments	₨ 1,399	$ 15	₨ 1,078
Current investments	7,286	78	264
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Non-current investments	1,399	15	1,078
Current investments	7,286	78	264
Financial assets at fair value through profit or loss, category | Investment in energy funds
Disclosure of detailed information about investment property [line items]
Non-current investments	996	11	831
Financial assets at fair value through profit or loss, category | Investment in optionally convertible debentures
Disclosure of detailed information about investment property [line items]
Non-current investments	403	4	247
Financial assets at fair value through profit or loss, category | Investment funds
Disclosure of detailed information about investment property [line items]
Current investments	₨ 7,286	$ 78	₨ 264